Stockholder's Equity - Evernorth - Interim	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Stockholder's Equity	Stockholder’s Equity
Evernorth is a corporation with authorized common stock of 1,000 shares, par value $0.001 per share, where 1 share is issued at par and outstanding and held by Ripple. As of December 31, 2025, no other classes of equity securities were issued or outstanding.
No dividends or distributions were declared or paid by the Company during the periods presented.
Stockholder’s Equity
Evernorth is a corporation with authorized common stock of 1,000 shares, par value $0.001 per share, where 1 share is issued at par and outstanding and held by Ripple. As of June 30, 2026, no other classes of equity securities were issued or outstanding.
No dividends or distributions were declared or paid by the Company during the periods presented.